Leases (Details 4)	Dec. 31, 2021 USD ($)
Finance Leases
2022	$ 299,083
2023	300,928
2024	302,819
2025	304,758
2026	311,451
Subsequent to 2026	3,081,390
Total	4,600,429
Less amount representing interest	(742,546)
Present value of net minimum lease payments	$ 3,857,883